Share-based payments (Details) - Summary of Share-based payment expense $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Share-based payments (Details) - Summary of Share-based payment expense [Line Items]
Cost of product revenue	$ 11,911
Research and development expenses	11,911
General and administrative expenses	11,911
11,911
Cost Of Product Revenue [Member]
Share-based payments (Details) - Summary of Share-based payment expense [Line Items]
Cost of product revenue	1,769
Research and development expenses	1,769
General and administrative expenses	1,769
1,769
Research And Development Expenses [Member]
Share-based payments (Details) - Summary of Share-based payment expense [Line Items]
Cost of product revenue	2,625
Research and development expenses	2,625
General and administrative expenses	2,625
2,625
General And Administrative Expenses [Member]
Share-based payments (Details) - Summary of Share-based payment expense [Line Items]
Cost of product revenue	7,517
Research and development expenses	7,517
General and administrative expenses	7,517
$ 7,517